Borrowings (Tables)	6 Months Ended
Jun. 30, 2019
Borrowings [Abstract]
Schedule of Borrowings

	June 30, 2019	December 31, 2018
BNP Paribas S.A. and DVB Bank S.E.	—	51,750
Eurobank Ergasias S.A. $52,200	—	32,841
Eurobank Ergasias S.A. $52,000	29,982	31,206
Norddeutsche Landesbank Girozentrale	—	22,266
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	41,016	42,578
Ship Mortgage Notes $670,000	670,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	43,009	46,846
BNP Paribas $44,000	30,000	32,000
HSH $24,000	19,424	20,568
Term Loan B	196,800	197,824
Total credit facilities	1,030,231	1,147,879
AVIC International leasing Co, Ltd	102,257	—
CMB Financial Leasing Co.	65,542	68,521
Total borrowings	1,198,030	1,216,400
Less: Deferred finance costs, net	(11,373)	(11,453)
Add: bond premium	752	890
Less: current portion of long-term debt, net of deferred finance costs	(91,652)	(50,964)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$1,095,757	$1,154,873

Long-Term Debt Obligations

June 30, 2019
Long-Term Debt Obligations:
12 month period ending
June 30, 2020	93,187
June 30, 2021	105,740
June 30, 2022	759,053
June 30, 2023	55,859
June 30, 2024	72,734
June 30, 2025 and thereafter	111,457
Total	$1,198,030